UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Cash Reserve Fund

5/31/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Cash Reserve Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 18.2%
Major Banks – 11.2%
Bank of Scotland PLC, NY, 2.84%, due 6/09/08	$17,710,000	$17,710,000
BNP Paribas, NY, 3.65%, due 7/16/08	20,185,000	20,185,000
Royal Bank of Canada, NY, 2.55%, due 6/17/08	2,200,000	2,200,000
Societe Generale, NY, 2.91%, due 7/14/08	21,255,000	21,255,000

		$61,350,000

Other Banks & Diversified Financials – 7.0%
DEPFA Bank PLC, NY, 2.84%, due 6/27/08	$10,938,000	$10,938,000
Rabobank Nederland N.V., NY, 2.38%, due 7/02/08	13,616,000	13,616,000
Swedbank AB, NY, 2.87%, due 10/14/08	13,320,000	13,320,000

		$37,874,000

Total Certificates of Deposit, at Amortized Cost and Value		$99,224,000

Commercial Paper – 77.4% (y)
Automotive – 1.8%
Toyota Motor Credit Corp., 2.55%, due 6/23/08	$10,000,000	$9,984,417

Brokerage & Asset Managers – 8.0%
Merrill Lynch & Co., Inc., 3.15%, due 12/22/08	$22,810,000	$22,402,842
Morgan Stanley, 3.22%, due 6/27/08	3,032,000	3,024,949
Morgan Stanley, 4.8%, due 6/13/08	18,490,000	18,460,416

		$43,888,207

Financial Institutions – 12.4%
American Express Credit Corp., 2.56%, due 6/20/08	$9,562,000	$9,549,081
American Express Credit Corp., 2.65%, due 6/30/08	12,992,000	12,964,266
American General Finance Corp., 2.42%, due 7/16/08	22,384,000	22,316,288
General Re Corp., 2.15%, due 6/16/08	13,979,000	13,966,477
Swedbank AB, 2.78%, due 7/03/08	2,752,000	2,745,200
Swedbank AB, 2.93%, due 11/03/08	6,000,000	5,924,308

		$67,465,620

Food & Beverages – 4.2%
Archer Daniels Midland Co., 2.27%, due 8/04/08 (t)	$9,800,000	$9,760,452
Archer Daniels Midland Co., 2.55%, due 7/17/08 (t)	965,000	961,856
Archer Daniels Midland Co., 3.02%, due 6/26/08 (t)	11,960,000	11,934,917

		$22,657,225

Insurance – 4.1%
MetLife, Inc., 2.18%, due 6/05/08 (t)	$22,511,000	$22,505,547

Major Banks – 15.7%
Abbey National North America LLC, 2.36%, due 7/15/08	$1,510,000	$1,505,644
Bank of America Corp., 2.45%, due 6/02/08	337,000	336,977
Bank of America Corp., 2.64%, due 8/05/08	17,900,000	17,814,677
JPMorgan Chase & Co., 2.6%, due 7/21/08	21,465,000	21,387,488
Natexis Banques Populaires U.S. Financial Co., LLC, 2.755%, due 11/05/08	22,500,000	22,229,666
Wells Fargo & Co., 2.14%, due 6/30/08	22,263,000	22,224,621

		$85,499,073

Network & Telecom – 4.1%
AT&T, Inc., 2.2%, due 6/16/08 (t)	$22,675,000	$22,654,215

Other Banks & Diversified Financials – 22.9%
Calyon North America, Inc., 2.44%, due 7/08/08	$3,898,000	$3,888,225
Citigroup Funding, Inc., 2.36%, due 6/24/08	5,212,000	5,204,141
Citigroup Funding, Inc., 2.7%, due 9/19/08	16,791,000	16,652,474
DEPFA Bank PLC, 2.79%, due 6/18/08 (t)	11,185,000	11,170,264
Dexia Delaware LLC, 2.63%, due 8/12/08	22,390,000	22,272,229
Fortis Funding LLC, 2.3%, due 6/26/08 (t)	22,128,000	22,092,657
General Electric Capital Corp., 2.35%, due 6/02/08	21,957,000	21,955,567

1

MFS Cash Reserve Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) – continued
Other Banks & Diversified Financials – continued
UBS Finance Delaware LLC, 2.5%, due 7/16/08	$14,185,000	$14,140,672
UBS Finance Delaware LLC, 2.83%, due 6/10/08	881,000	880,377
UBS Finance Delaware LLC, 2.9%, due 6/10/08	1,000,000	999,275
UBS Finance Delaware LLC, 2.935%, due 6/05/08	2,810,000	2,809,084
UBS Finance Delaware LLC, 3.155%, due 7/22/08	3,279,000	3,264,341

		$125,329,306

Tobacco – 4.2%
Philip Morris International, Inc., 2.25%, due 6/03/08 (t)	$22,773,000	$22,770,153

Total Commercial Paper, at Amortized Cost and Value		$422,753,763

Repurchase Agreements – 5.1%
Merrill Lynch & Co., 2.35%, dated 5/30/08, due 6/02/08, total to be received $27,790,441 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$27,785,000	$27,785,000

Total Investments, at Amortized Cost and Value		$549,762,763

Other Assets, Less Liabilities – (0.7)%		(3,568,415)

Net Assets – 100.0%		$546,194,348

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $549,762,763.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS® Core Equity Fund

5/31/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 2.8%
Lockheed Martin Corp.	86,830	$9,502,675
Northrop Grumman Corp.	72,320	5,457,267
Rockwell Collins, Inc. (l)	54,940	3,371,668
United Technologies Corp.	170,760	12,130,790

		$30,462,400

Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	89,340	$6,108,176
Quiksilver, Inc. (a)	348,620	2,977,215

		$9,085,391

Biotechnology – 1.2%
Genzyme Corp. (a)	192,551	$13,182,041

Broadcasting – 1.9%
News Corp., “A”	426,990	$7,664,471
Omnicom Group, Inc.	72,560	3,556,166
Walt Disney Co.	275,230	9,247,728

		$20,468,365

Brokerage & Asset Managers – 2.6%
Affiliated Managers Group, Inc. (a)	23,090	$2,366,725
Deutsche Boerse AG (l)	35,580	5,104,767
Franklin Resources, Inc.	19,590	1,982,900
Goldman Sachs Group, Inc.	46,410	8,187,188
Invesco Ltd.	85,550	2,380,857
Merrill Lynch & Co., Inc.	118,010	5,182,999
TD AMERITRADE Holding Corp. (a)	175,800	3,183,738

		$28,389,174

Business Services – 1.8%
Amdocs Ltd. (a)	108,700	$3,512,097
Fidelity National Information Services, Inc.	129,070	5,198,940
Satyam Computer Services Ltd., ADR (l)	204,860	5,961,426
Visa, Inc., “A” (a)	53,880	4,653,077

		$19,325,540

Cable TV – 0.7%
Comcast Corp., “Special A”	208,840	$4,655,044
Time Warner Cable, Inc. (l)	98,760	2,952,924

		$7,607,968

Chemicals – 0.7%
PPG Industries, Inc. (l)	76,550	$4,824,947
Rohm & Haas Co.	58,610	3,163,768

		$7,988,715

Computer Software – 3.5%
CommVault Systems, Inc. (a)(l)	171,994	$3,011,615
MicroStrategy, Inc., “A” (a)	119,930	9,547,627
MSC Software Corp. (a)(l)	907,474	11,225,453
Oracle Corp. (a)	469,190	10,716,300
Salesforce.com, Inc. (a)	51,200	3,702,272

		$38,203,267

Computer Software - Systems – 3.6%
Apple Computer, Inc. (a)	74,430	$14,048,663
EMC Corp. (a)	302,070	5,268,101
International Business Machines Corp.	155,060	20,069,416

		$39,386,180

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.6%
NVR, Inc. (a)	3,590	$2,029,678
Pulte Homes, Inc. (l)	143,400	1,753,782
Sherwin-Williams Co. (l)	48,980	2,750,227

		$6,533,687

Consumer Goods & Services – 2.8%
Colgate-Palmolive Co.	98,310	$7,310,332
Estee Lauder Cos., Inc., “A” (l)	89,740	4,271,624
ITT Educational Services, Inc. (a)(l)	20,190	1,466,400
Procter & Gamble Co.	192,870	12,739,064
Strayer Education, Inc. (l)	21,310	4,259,869

		$30,047,289

Electrical Equipment – 3.1%
Danaher Corp.	360,570	$28,189,363
Rockwell Automation, Inc.	44,170	2,586,154
WESCO International, Inc. (a)(l)	73,690	3,265,204

		$34,040,721

Electronics – 3.7%
Applied Materials, Inc.	141,680	$2,806,681
Flextronics International Ltd. (a)	453,213	4,853,911
Hittite Microwave Corp. (a)	62,530	2,498,074
Intel Corp.	538,110	12,473,390
Marvell Technology Group Ltd. (a)	348,150	6,043,884
National Semiconductor Corp.	133,010	2,799,861
PLX Technology, Inc. (a)(l)	301,270	2,518,617
SanDisk Corp. (a)	206,020	5,832,426

		$39,826,844

Energy - Independent – 2.4%
Apache Corp.	98,140	$13,156,648
Peabody Energy Corp. (l)	46,700	3,452,064
XTO Energy, Inc.	147,850	9,406,217

		$26,014,929

Energy - Integrated – 7.1%
Chevron Corp.	232,970	$23,098,976
Exxon Mobil Corp.	241,882	21,469,446
Hess Corp.	140,600	17,267,086
Marathon Oil Corp.	295,770	15,199,620

		$77,035,128

Engineering - Construction – 1.5%
Fluor Corp.	46,990	$8,765,985
Foster Wheeler Ltd. (a)	42,160	3,211,327
North American Energy Partners, Inc. (a)	264,460	4,733,834

		$16,711,146

Food & Beverages – 3.4%
Dean Foods Co. (a)	213,850	$4,651,238
General Mills, Inc.	112,050	7,081,560
Hain Celestial Group, Inc. (a)(l)	151,190	4,349,736
J.M. Smucker Co.	32,470	1,714,091
Kellogg Co.	121,130	6,275,745
PepsiCo, Inc.	180,569	12,332,863

		$36,405,233

Food & Drug Stores – 1.1%
CVS Caremark Corp.	287,350	$12,295,707

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 0.9%
International Game Technology	135,210	$4,821,589
Penn National Gaming, Inc. (a)	24,840	1,153,073
Royal Caribbean Cruises Ltd. (l)	99,660	2,961,895
Wyndham Worldwide	55,140	1,206,463

		$10,143,020

General Merchandise – 1.0%
99 Cents Only Stores (a)(l)	287,860	$2,409,388
Kohl’s Corp. (a)	134,310	6,017,088
Stage Stores, Inc.	181,285	2,449,160

		$10,875,636

Health Maintenance Organizations – 0.9%
CIGNA Corp.	164,310	$6,670,986
WellPoint, Inc. (a)	56,110	3,132,060

		$9,803,046

Insurance – 4.2%
Allied World Assurance Co. Holdings Ltd.	148,340	$6,764,304
Chubb Corp.	274,190	14,740,454
Genworth Financial, Inc., “A”	172,730	3,817,333
Hartford Financial Services Group, Inc.	128,640	9,142,445
MetLife, Inc.	104,950	6,300,149
Prudential Financial, Inc.	60,170	4,494,699

		$45,259,384

Internet – 1.4%
Google, Inc., “A” (a)	22,730	$13,315,234
TechTarget, Inc. (a)	201,570	2,447,060

		$15,762,294

Leisure & Toys – 0.7%
Activision, Inc. (a)	111,580	$3,765,825
THQ, Inc. (a)	180,310	3,867,650

		$7,633,475

Machinery & Tools – 2.4%
Bucyrus International, Inc., “A” (l)	58,240	$4,122,227
Eaton Corp.	22,330	2,158,864
Ingersoll-Rand Co. Ltd., “A” (a)	338,070	14,888,603
Timken Co.	128,330	4,700,728

		$25,870,422

Major Banks – 5.6%
Bank of America Corp.	488,430	$16,611,504
Bank of New York Mellon Corp.	201,878	8,989,627
JPMorgan Chase & Co.	371,150	15,959,450
State Street Corp.	134,340	9,675,167
Wells Fargo & Co.	335,630	9,253,319

		$60,489,067

Medical & Health Technology & Services – 0.5%
DaVita, Inc. (a)	7,920	$410,890
IDEXX Laboratories, Inc. (a)	21,380	1,079,690
MWI Veterinary Supply, Inc. (a)(l)	110,072	4,217,959

		$5,708,539

Medical Equipment – 3.8%
Advanced Medical Optics, Inc. (a)(l)	250,310	$6,062,508
Boston Scientific Corp. (a)	894,510	11,888,038
Conceptus, Inc. (a)(l)	434,130	8,239,787

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Cooper Cos., Inc. (l)	169,760	$6,866,792
NxStage Medical, Inc. (a)(l)	829,910	4,025,064
Zimmer Holdings, Inc. (a)	50,140	3,650,192

		$40,732,381

Metals & Mining – 1.7%
BHP Billiton PLC	484,580	$18,369,336

Natural Gas - Distribution – 1.3%
Equitable Resources, Inc.	21,640	$1,519,777
Questar Corp.	124,850	8,017,867
Sempra Energy	74,370	4,299,330

		$13,836,974

Network & Telecom – 2.4%
Cisco Systems, Inc. (a)	140,090	$3,743,205
NICE Systems Ltd., ADR (a)(l)	155,914	5,456,990
Polycom, Inc. (a)	217,700	5,425,084
Research in Motion Ltd. (a)	51,120	7,099,034
Sonus Networks, Inc. (a)(l)	919,300	3,943,797

		$25,668,110

Oil Services – 3.4%
Exterran Holdings, Inc. (a)(l)	79,730	$5,861,750
Halliburton Co.	290,350	14,105,203
National Oilwell Varco, Inc. (a)	42,290	3,523,603
Noble Corp.	177,910	11,233,237
TETRA Technologies, Inc. (a)(l)	107,580	2,315,122

		$37,038,915

Other Banks & Diversified Financials – 2.5%
American Express Co.	154,150	$7,144,853
Euro Dekania Ltd. (a)(z)	492,120	4,983,676
New York Community Bancorp, Inc. (l)	192,020	3,940,250
Sovereign Bancorp, Inc.	1,260,128	11,517,570

		$27,586,349

Personal Computers & Peripherals – 0.8%
Network Appliance, Inc. (a)(l)	334,859	$8,163,862

Pharmaceuticals – 5.4%
Abbott Laboratories	62,990	$3,549,487
Merck & Co., Inc.	835,440	32,548,742
Schering-Plough Corp.	907,920	18,521,568
Warner Chilcott Ltd., “A” (a)(l)	202,690	3,522,752

		$58,142,549

Real Estate – 2.0%
Apartment Investment & Management, “A”, REIT	150,260	$5,945,788
Mack-Cali Realty Corp., REIT	399,760	15,446,726

		$21,392,514

Restaurants – 1.1%
Panera Bread Co., “A” (a)(l)	59,570	$3,094,066
Peet’s Coffee & Tea, Inc. (a)(l)	112,630	2,631,037
Red Robin Gourmet Burgers, Inc. (a)(l)	89,030	2,992,298
Texas Roadhouse, Inc., “A” (a)(l)	267,880	2,954,716

		$11,672,117

Specialty Chemicals – 1.4%
Airgas, Inc.	191,310	$11,319,813

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Praxair, Inc.	38,250	$3,636,045

		$14,955,858

Specialty Stores – 2.3%
AnnTaylor Stores Corp. (a)(l)	139,240	$3,812,391
CarMax, Inc. (a)(l)	172,490	3,391,153
Dick’s Sporting Goods, Inc. (a)(l)	335,730	7,772,150
Ethan Allen Interiors, Inc. (l)	94,620	2,653,145
Nordstrom, Inc. (l)	144,840	5,066,503
Pier 1 Imports, Inc. (a)(l)	339,260	2,446,065

		$25,141,407

Telecommunications - Wireless – 0.4%
Rogers Communications, Inc., “B”	94,540	$4,152,785

Telephone Services – 2.8%
AT&T, Inc.	594,300	$23,712,570
Cogent Communications Group, Inc. (a)(l)	60,010	987,165
Embarq Corp.	86,950	4,114,474
Verizon Communications, Inc.	54,440	2,094,307

		$30,908,516

Tobacco – 1.7%
Loews Corp.	80,080	$5,809,804
Philip Morris International, Inc. (a)	246,190	12,964,365

		$18,774,169

Utilities - Electric Power – 3.4%
American Electric Power Co., Inc.	154,110	$6,523,476
DPL, Inc. (l)	199,320	5,664,674
NRG Energy, Inc. (a)	174,860	7,272,420
PPL Corp.	115,480	5,925,279
Public Service Enterprise Group, Inc.	135,260	5,986,608
Westar Energy, Inc.	226,450	5,434,800

		$36,807,257

Total Common Stocks		$1,077,897,707

Short-Term Obligations – 0.7%
General Electric Capital Corp., 2.35%, due 6/02/08 (y)	$7,037,000	$7,036,541

Collateral for Securities Loaned – 11.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	120,848,210	$120,848,210

Total Investments (k)		$1,205,782,458

Other Assets, Less Liabilities – (11.1)%		(120,158,799)

Net Assets – 100.0%		$1,085,623,659

(a)	Non-income producing security.

(k)	As of May 31, 2008, the fund had one security that was fair valued, aggregating $4,983,676 and 0.41% of market value, in accordance with the policies adopted by the Board of Trustees.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	3/08/07 – 6/25/07	$7,015,361	$4,983,676
% of Net Assets			0.5%

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Core Equity Fund

Supplemental Information (Unaudited) 5/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,193,994,930

Gross unrealized appreciation	$83,298,245
Gross unrealized depreciation	(71,510,717)

Net unrealized appreciation (depreciation)	$11,787,528

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At May 31, 2008, the value of securities loaned was $118,166,341. These loans were collateralized by cash of $120,848,210 and U.S. Treasury obligations of $555,098.

MFS® Core Growth Fund

5/31/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Aerospace – 2.2%
Lockheed Martin Corp.	327,400	$35,830,657
Raytheon Co.	139,700	8,921,242
United Technologies Corp.	44,230	3,142,099

		$47,893,998

Apparel Manufacturers – 1.8%
LVMH Moet Hennessy Louis Vuitton S.A.	66,900	$7,827,075
NIKE, Inc., “B”	463,120	31,663,514

		$39,490,589

Biotechnology – 5.4%
Amylin Pharmaceuticals, Inc. (a)(l)	256,000	$8,133,120
Celgene Corp. (a)	113,000	6,877,180
Charles River Laboratories International, Inc. (a)	213,400	13,717,352
Genentech, Inc. (a)	162,800	11,537,636
Genzyme Corp. (a)	748,320	51,229,987
Gilead Sciences, Inc. (a)	530,620	29,353,898

		$120,849,173

Broadcasting – 3.1%
Grupo Televisa S.A., ADR	546,200	$14,310,440
Omnicom Group, Inc.	371,900	18,226,819
Walt Disney Co.	1,067,500	35,868,000

		$68,405,259

Brokerage & Asset Managers – 2.9%
Charles Schwab Corp.	1,479,000	$32,804,220
Deutsche Boerse AG (l)	30,100	4,318,535
Goldman Sachs Group, Inc.	43,300	7,638,553
Julius Baer Holding Ltd.	151,459	12,392,166
Merrill Lynch & Co., Inc.	173,700	7,628,904

		$64,782,378

Business Services – 4.2%
Amdocs Ltd. (a)	640,640	$20,699,078
Automatic Data Processing, Inc.	254,000	10,934,700
Fidelity National Information Services, Inc.	328,000	13,211,840
MasterCard, Inc.	15,300	4,722,345
Visa, Inc., “A” (a)	175,440	15,150,998
Western Union Co.	1,246,800	29,474,352

		$94,193,313

Cable TV – 0.5%
Comcast Corp., “A”	504,800	$11,358,000

Chemicals – 0.8%
Monsanto Co.	133,640	$17,025,736

Computer Software – 6.3%
Intuit, Inc. (a)	155,400	$4,500,384
Microsoft Corp.	1,169,720	33,126,470
Oracle Corp. (a)	2,168,486	49,528,220
Salesforce.com, Inc. (a)	208,000	15,040,480
VeriSign, Inc. (a)	917,100	36,720,684

		$138,916,238

Computer Software - Systems – 4.6%
Apple Computer, Inc. (a)	269,090	$50,790,738
Dell, Inc. (a)	253,100	5,836,486
EMC Corp. (a)	821,870	14,333,413

1

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
International Business Machines Corp.	246,280	$31,876,020

		$102,836,657

Conglomerates – 0.4%
ABB Ltd., ADR (a)	271,300	$8,811,824

Consumer Goods & Services – 2.5%
Avon Products, Inc.	514,230	$20,085,824
Colgate-Palmolive Co.	216,700	16,113,812
ITT Educational Services, Inc. (a)	78,300	5,686,929
Priceline.com, Inc. (a)(l)	59,900	8,058,347
Procter & Gamble Co.	94,290	6,227,855

		$56,172,767

Electrical Equipment – 1.8%
Danaher Corp.	214,180	$16,744,592
Emerson Electric Co.	234,800	13,660,664
Tyco Electronics Ltd.	88,000	3,530,560
W.W. Grainger, Inc.	65,100	5,941,026

		$39,876,842

Electronics – 5.1%
Applied Materials, Inc.	565,000	$11,192,650
Intel Corp.	1,544,090	35,792,006
Intersil Corp., “A” (l)	558,600	15,568,182
Marvell Technology Group Ltd. (a)	1,254,400	21,776,384
Nintendo Co. Ltd.	41,800	22,989,901
SanDisk Corp. (a)(l)	234,460	6,637,563

		$113,956,686

Energy - Independent – 2.1%
Apache Corp.	178,700	$23,956,522
Devon Energy Corp.	64,500	7,478,130
Ultra Petroleum Corp. (a)	27,790	2,416,896
XTO Energy, Inc.	208,787	13,283,029

		$47,134,577

Energy - Integrated – 1.8%
Hess Corp.	129,960	$15,960,388
Petroleo Brasileiro S.A., ADR	402,800	24,345,232

		$40,305,620

Engineering - Construction – 1.0%
Fluor Corp.	27,900	$5,204,745
Foster Wheeler Ltd. (a)	233,300	17,770,461

		$22,975,206

Food & Beverages – 5.2%
General Mills, Inc.	325,100	$20,546,320
Groupe Danone (l)	119,748	10,481,971
H.J. Heinz Co.	231,000	11,529,210
Nestle S.A.	67,960	33,407,990
PepsiCo, Inc.	561,320	38,338,156

		$114,303,647

Food & Drug Stores – 2.0%
CVS Caremark Corp.	1,041,736	$44,575,883

Gaming & Lodging – 1.4%
International Game Technology (l)	493,280	$17,590,365
Las Vegas Sands Corp. (a)(l)	107,600	7,471,744

2

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
Royal Caribbean Cruises Ltd. (l)	193,150	$5,740,418

		$30,802,527

General Merchandise – 2.5%
Target Corp.	209,900	$11,200,264
Wal-Mart Stores, Inc.	759,500	43,853,530

		$55,053,794

Health Maintenance Organizations – 0.6%
UnitedHealth Group, Inc.	217,200	$7,430,412
WellPoint, Inc. (a)	99,300	5,542,926

		$12,973,338

Insurance – 0.7%
MetLife, Inc.	272,700	$16,370,181

Internet – 2.9%
Google, Inc., “A” (a)	108,355	$63,474,359

Leisure & Toys – 1.6%
Activision, Inc. (a)	578,600	$19,527,750
Electronic Arts, Inc. (a)	313,800	15,752,760

		$35,280,510

Machinery & Tools – 1.3%
Bucyrus International, Inc., “A”	175,800	$12,443,124
Cummins, Inc.	79,800	5,619,516
Eaton Corp.	117,100	11,321,228

		$29,383,868

Major Banks – 2.4%
Bank of New York Mellon Corp.	759,315	$33,812,297
State Street Corp.	276,650	19,924,333

		$53,736,630

Medical Equipment – 5.5%
Baxter International, Inc.	268,500	$16,405,350
Becton, Dickinson & Co.	180,500	15,243,225
C.R. Bard, Inc.	122,500	11,172,000
Medtronic, Inc.	674,940	34,199,210
St. Jude Medical, Inc. (a)	106,990	4,359,843
Stryker Corp.	258,700	16,699,085
Synthes, Inc.	52,600	7,396,441
Thermo Fisher Scientific, Inc. (a)	263,350	15,542,917

		$121,018,071

Metals & Mining – 1.5%
BHP Billiton Ltd., ADR	119,900	$10,112,366
Cleveland-Cliffs, Inc.	61,600	6,572,720
Companhia Vale do Rio Doce, ADR	396,300	15,764,814

		$32,449,900

Network & Telecom – 4.4%
Cisco Systems, Inc. (a)	1,152,080	$30,783,578
Corning, Inc.	514,600	14,069,164
Nokia Corp., ADR	307,980	8,746,632
QUALCOMM, Inc.	447,020	21,698,351
Research in Motion Ltd. (a)	156,960	21,797,035

		$97,094,760

Oil Services – 4.8%
Halliburton Co.	657,700	$31,951,066
National Oilwell Varco, Inc. (a)	171,700	14,306,044

3

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – continued
Schlumberger Ltd.	259,400	$26,233,122
Weatherford International Ltd. (a)	764,100	34,865,883

		$107,356,115

Personal Computers & Peripherals – 0.6%
Nuance Communications, Inc. (a)	647,300	$12,764,756

Pharmaceuticals – 4.0%
Abbott Laboratories	600,040	$33,812,254
Allergan, Inc.	212,300	12,232,726
Elan Corp. PLC, ADR (a)	477,220	11,949,589
Merck & Co., Inc.	279,360	10,883,866
Roche Holding AG	115,360	19,884,123

		$88,762,558

Printing & Publishing – 0.6%
McGraw-Hill Cos., Inc.	302,900	$12,567,321

Railroad & Shipping – 1.6%
Burlington Northern Santa Fe Corp.	60,600	$6,850,830
Union Pacific Corp.	352,400	29,006,044

		$35,856,874

Restaurants – 0.9%
YUM! Brands, Inc.	477,000	$18,936,900

Specialty Chemicals – 1.7%
Airgas, Inc.	223,100	$13,200,827
Praxair, Inc.	253,730	24,119,574

		$37,320,401

Specialty Stores – 1.2%
Amazon.com, Inc. (a)	58,800	$4,799,256
Nordstrom, Inc. (l)	620,780	21,714,884

		$26,514,140

Telecommunications - Wireless – 1.8%
America Movil S.A.B. de C.V., “L”, ADR	353,160	$21,108,373
Rogers Communications, Inc., “B”	411,300	18,101,313

		$39,209,686

Tobacco – 0.6%
Philip Morris International, Inc. (a)	272,400	$14,344,584

Trucking – 1.0%
FedEx Corp.	97,400	$8,932,554
J.B. Hunt Transport Services, Inc. (l)	166,400	5,797,376
United Parcel Service, Inc., “B”	109,000	7,741,180

		$22,471,110

Total Common Stocks		$2,157,606,776

Short-Term Obligations – 0.0%
Archer Daniels Midland, 2.13%, due 7/14/08 (y)	$910,000	$907,685

Repurchase Agreements – 5.1%
Merrill Lynch & Co., 2.35%, dated 5/30/08, due 6/02/08, total to be received $112,832,092 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$112,810,000	$112,810,000

Collateral for Securities Loaned – 2.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	55,220,182	$55,220,182

4

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Total Investments	$2,326,544,643

Other Assets, Less Liabilities – (4.9)%	(107,780,913)

Net Assets – 100.0%	$2,218,763,730

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Core Growth Fund

Supplemental Information (Unaudited) 5/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,254,751,286

Gross unrealized appreciation	$118,028,821
Gross unrealized depreciation	(46,235,464)

Net unrealized appreciation (depreciation)	$71,793,357

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At May 31, 2008, the value of securities loaned was $55,967,404. These loans were collateralized by cash of $55,220,182 and U.S. Treasury obligations of $2,345,057.

6

MFS® New Discovery Fund

5/31/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 99.9%
Airlines – 0.4%
Allegiant Travel Co. (a)	113,920	$2,380,929

Apparel Manufacturers – 0.8%
Quiksilver, Inc. (a)	512,620	$4,377,775

Automotive – 0.7%
LKQ Corp. (a)	184,500	$4,088,520

Biotechnology – 1.0%
Affymetrix, Inc. (a)	352,320	$4,248,979
Nanosphere, Inc. (a)	149,190	1,432,224

		$5,681,203

Brokerage & Asset Managers – 1.1%
HFF, Inc., “A” (a)	309,030	$2,092,133
KBW, Inc. (a)(l)	124,330	3,061,005
Thomas Weisel Partners Group (a)(l)	147,640	1,006,905

		$6,160,043

Business Services – 5.2%
ATA, Inc., ADR (a)(l)	144,180	$2,177,118
Concur Technologies, Inc. (a)(l)	68,000	2,493,560
Constant Contact, Inc. (a)(l)	145,430	2,792,256
Corporate Executive Board Co.	184,420	8,330,251
CoStar Group, Inc. (a)(l)	145,390	6,818,791
iGate Corp. (a)	389,568	3,330,806
Syntel, Inc. (l)	114,430	3,741,861

		$29,684,643

Chemicals – 0.7%
Nalco Holding Co.	169,760	$4,128,563

Computer Software – 3.1%
ACI Worldwide, Inc. (a)(l)	246,585	$4,293,045
ANSYS, Inc. (a)	70,100	3,315,730
CommVault Systems, Inc. (a)	338,520	5,927,485
Guidance Software, Inc. (a)	256,539	2,562,825
NetSuite, Inc. (a)(l)	59,570	1,355,813

		$17,454,898

Computer Software - Systems – 0.9%
Deltek, Inc. (a)(l)	207,510	$2,083,400
PROS Holdings, Inc. (a)	243,690	2,841,425

		$4,924,825

Construction – 2.7%
Dayton Superior Corp. (a)(l)	377,060	$791,826
Lennar Corp. (l)	429,990	7,258,231
Pulte Homes, Inc.	573,240	7,010,725

		$15,060,782

Consumer Goods & Services – 4.2%
Central Garden & Pet Co., “A” (a)(l)	1,122,520	$8,373,999
ITT Educational Services, Inc. (a)(l)	79,200	5,752,296
New Oriental Education & Technology Group, Inc., ADR (a)(l)	54,860	3,607,045
Physicians Formula Holdings, Inc. (a)	323,250	3,238,965
Strayer Education, Inc.	14,550	2,908,545

		$23,880,850

Electrical Equipment – 0.8%
Itron, Inc. (a)	44,380	$4,330,600

1

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 5.9%
ARM Holdings PLC	4,598,720	$9,426,779
Atheros Communications, Inc. (a)(l)	79,320	2,650,874
Hittite Microwave Corp. (a)	239,330	9,561,234
Intersil Corp., “A”	202,890	5,654,544
Mellanox Technologies Ltd. (a)	294,180	4,806,901
PLX Technology, Inc. (a)	168,430	1,408,075

		$33,508,407

Energy - Independent – 2.1%
EXCO Resources, Inc. (a)	183,180	$4,568,509
Goodrich Petroleum Corp. (a)(l)	106,450	4,534,770
Kodiak Oil & Gas Corp. (a)	727,420	2,655,083

		$11,758,362

Engineering - Construction – 5.5%
Foster Wheeler Ltd. (a)	63,620	$4,845,935
KHD Humboldt Wedag International Ltd. (a)	128,580	4,513,158
North American Energy Partners, Inc. (a)	637,250	11,406,775
Quanta Services, Inc. (a)	318,059	10,190,610

		$30,956,478

Food & Beverages – 0.8%
Hain Celestial Group, Inc. (a)(l)	150,790	$4,338,228

Food & Drug Stores – 0.2%
Susser Holdings Corp. (a)	98,610	$1,171,487

Forest & Paper Products – 2.7%
Louisiana-Pacific Corp. (l)	597,430	$7,252,800
Universal Forest Products, Inc. (l)	241,140	8,181,880

		$15,434,680

Furniture & Appliances – 0.5%
TiVo, Inc. (a)	297,700	$2,503,657

Gaming & Lodging – 2.6%
Morgans Hotel Group Co. (a)(l)	291,440	$3,750,833
Pinnacle Entertainment, Inc. (a)(l)	365,500	5,069,485
WMS Industries, Inc. (a)(l)	164,650	6,098,636

		$14,918,954

General Merchandise – 2.1%
99 Cents Only Stores (a)(l)	611,650	$5,119,511
Stage Stores, Inc.	500,055	6,755,743

		$11,875,254

Insurance – 0.3%
Ehealth, Inc. (a)	59,960	$1,494,803

Internet – 3.2%
Dealertrack Holdings, Inc. (a)(l)	333,740	$7,021,890
Omniture, Inc. (a)	123,520	3,044,768
TechTarget, Inc. (a)	484,900	5,886,686
Vocus, Inc. (a)	62,560	1,987,531

		$17,940,875

Leisure & Toys – 1.0%
THQ, Inc. (a)	268,424	$5,757,695

Machinery & Tools – 3.6%
Bucyrus International, Inc., “A”	61,080	$4,323,242
Colfax Corp. (a)	189,790	4,704,894
Polypore International, Inc. (a)(l)	214,760	5,089,812

2

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Ritchie Bros. Auctioneers, Inc.	155,760	$4,294,303
Titan International, Inc. (l)	52,950	2,093,114

		$20,505,365

Medical & Health Technology & Services – 6.9%
Athena Health, Inc. (a)(l)	55,840	$1,768,453
Genoptix, Inc. (a)	33,830	917,131
Healthcare Services Group, Inc. (l)	317,970	5,608,991
IDEXX Laboratories, Inc. (a)	228,230	11,525,615
Medassets, Inc. (a)	206,600	3,689,876
MWI Veterinary Supply, Inc. (a)(l)	304,600	11,672,272
VCA Antech, Inc. (a)	129,810	4,072,140

		$39,254,478

Medical Equipment – 9.9%
ABIOMED, Inc. (a)(l)	283,780	$4,194,268
Advanced Medical Optics, Inc. (a)	235,470	5,703,083
Align Technology, Inc. (a)(l)	487,210	6,416,556
AngioDynamics, Inc. (a)	267,613	4,145,325
AtriCure, Inc. (a)	203,130	1,992,705
Conceptus, Inc. (a)(l)	419,160	7,955,657
Cooper Cos., Inc. (l)	140,280	5,674,326
Dexcom, Inc. (a)	272,600	2,150,814
Immucor, Inc. (a)	141,390	3,793,494
Insulet Corp. (a)(l)	201,700	3,287,710
NxStage Medical, Inc. (a)(l)	740,340	3,590,649
ResMed, Inc. (a)(l)	20,280	798,829
Thoratec Corp. (a)	387,690	6,408,516

		$56,111,932

Metals & Mining – 1.3%
Cameco Corp.	66,960	$2,742,012
Century Aluminum Co. (a)	65,940	4,813,620

		$7,555,632

Network & Telecom – 3.9%
Cavium Networks, Inc. (a)(l)	145,480	$3,791,209
NICE Systems Ltd., ADR (a)	321,358	11,247,530
Polycom, Inc. (a)	228,210	5,686,993
Sonus Networks, Inc. (a)(l)	373,850	1,603,817

		$22,329,549

Oil Services – 6.6%
Cal Dive International, Inc. (a)	335,140	$4,685,257
Dresser-Rand Group, Inc. (a)	210,110	8,471,635
Dril-Quip, Inc. (a)	46,790	2,729,729
Exterran Holdings, Inc. (a)	104,930	7,714,454
Helix Energy Solutions Group, Inc. (a)	158,660	6,129,036
Nabors Industries Ltd. (a)	120,950	5,084,738
Natural Gas Services Group, Inc. (a)	98,400	2,697,144

		$37,511,993

Other Banks & Diversified Financials – 1.0%
East West Bancorp, Inc. (l)	105,020	$1,390,465
Signature Bank (a)(l)	90,590	2,585,439
Sovereign Bancorp, Inc.	175,530	1,604,344

		$5,580,248

Personal Computers & Peripherals – 2.3%
Nuance Communications, Inc. (a)	478,929	$9,444,480

3

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Personal Computers & Peripherals – continued
Synaptics, Inc. (a)(l)			81,540	$3,487,466

				$12,931,946

Pharmaceuticals – 0.3%
Cadence Pharmaceuticals, Inc. (a)(l)			154,470	$1,033,404
Synta Pharmaceuticals Corp. (a)(l)			124,460	871,220

				$1,904,624

Pollution Control – 1.0%
Team, Inc. (a)			179,870	$5,763,035

Printing & Publishing – 0.9%
InnerWorkings, Inc. (a)(l)			394,330	$5,059,254

Real Estate – 0.6%
Jones Lang LaSalle, Inc., REIT			51,530	$3,634,926

Restaurants – 4.6%
McCormick & Schmick’s Seafood Restaurant, Inc. (a)(l)			680,280	$6,476,266
Panera Bread Co., “A” (a)(l)			113,410	5,890,515
Peet’s Coffee & Tea, Inc. (a)(l)			176,320	4,118,835
Red Robin Gourmet Burgers, Inc. (a)(l)			160,890	5,407,513
Texas Roadhouse, Inc., “A” (a)(l)			390,440	4,306,553

				$26,199,682

Specialty Stores – 6.4%
Citi Trends, Inc. (a)			436,569	$9,691,832
Ctrip.com International Ltd., ADR			73,400	4,285,092
Dick’s Sporting Goods, Inc. (a)			178,100	4,123,015
Ethan Allen Interiors, Inc. (l)			93,990	2,635,480
Lumber Liquidators, Inc. (a)(l)			384,770	6,110,148
Monro Muffler Brake, Inc.			224,965	4,168,601
Pier 1 Imports, Inc. (a)(l)			349,800	2,522,058
Zumiez, Inc. (a)			131,680	2,760,013

				$36,296,239

Telephone Services – 1.6%
Cogent Communications Group, Inc. (a)(l)			281,220	$4,626,069
Global Crossing Ltd. (a)(l)			244,430	4,429,072

				$9,055,141

Trucking – 0.5%
Old Dominion Freight Lines, Inc. (a)			84,450	$2,548,701

Total Common Stocks				$566,055,256

	Strike Price	First Exercise
Warrants – 0.0%
Alcoholic Beverages – 0.0%
Castle Brands, Inc., (1 share for 1 warrant) (a)(z)	$6.57	5/08/07	110,880	$20,546

Short-Term Obligations – 0.1%
General Electric Capital Corp., 2.35%, due 6/02/08 (y)			$446,000	$445,971

Collateral for Securities Loaned – 22.8%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			129,371,047	$129,371,047

Total Investments (k)				$695,892,820

Other Assets, Less Liabilities – (22.8)%				(129,072,999)

Net Assets – 100.0%				$566,819,821

(a)	Non-income producing security.

(k)	As of May 31, 2008, the fund had one security that was fair valued, aggregating $20,546 and 0.00% of market value, in accordance with the policies adopted by the Board of Trustees.

(l)	All or a portion of this security is on loan.

4

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (warrants)	4/18/07	$155,725	$20,546
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS New Discovery Fund

Supplemental Information (Unaudited) 5/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$708,294,512

Gross unrealized appreciation	$55,825,033
Gross unrealized depreciation	(68,226,725)

Net unrealized appreciation (depreciation)	$(12,401,692)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At May 31, 2008, the value of securities loaned was $125,934,202. These loans were collateralized by cash of $129,371,047 and U.S. Treasury obligations of $23,822.

6

MFS® Research International Fund

5/31/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Airlines – 0.1%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	549,200	$1,372,768
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	61,600	2,179,409

		$3,552,177

Alcoholic Beverages – 1.7%
Diageo PLC	1,616,950	$31,544,152
Heineken N.V. (l)	986,010	57,933,009

		$89,477,161

Apparel Manufacturers – 3.1%
Adidas AG (l)	1,139,610	$80,342,240
Billabong International Ltd. (l)	1,415,723	16,356,284
LVMH Moet Hennessy Louis Vuitton S.A. (l)	557,890	65,271,253

		$161,969,777

Automotive – 2.2%
Bayerische Motoren Werke AG (l)	657,350	$38,929,366
Bridgestone Corp.	2,399,400	40,932,347
Compagnie Generale des Etablissements Michelin (l)	382,990	34,257,295

		$114,119,008

Biotechnology – 0.5%
Actelion Ltd. (a)(l)	442,067	$24,148,209

Broadcasting – 2.7%
Grupo Televisa S.A., ADR	2,286,000	$59,893,200
WPP Group PLC	6,577,450	79,659,953

		$139,553,153

Brokerage & Asset Managers – 1.7%
Daiwa Securities Group, Inc.	6,698,400	$67,076,103
Julius Baer Holding Ltd.	253,204	20,716,801

		$87,792,904

Business Services – 3.0%
Bunzl PLC	1,739,120	$24,334,798
JFE Shoji Holdings, Inc.	1,184,000	9,330,084
Mitsubishi Corp.	1,091,400	37,671,955
Mitsui & Co. Ltd.	511,000	12,526,054
Satyam Computer Services Ltd.	5,719,150	70,521,141

		$154,384,032

Chemicals – 0.3%
Makhteshim-Agan Industries Ltd.	1,760,210	$16,536,435

Computer Software - Systems – 0.2%
HCL Technologies Ltd.	1,450,030	$10,745,011

Conglomerates – 1.8%
Siemens AG	839,920	$95,275,748

Construction – 2.0%
Corporacion Moctezuma S.A. de C.V.	1,002,500	$2,717,558
CRH PLC	867,180	31,970,938
Duratex S.A., IPS	374,200	8,501,934
Geberit AG (l)	291,975	49,514,345
SARE Holding S.A. de C.V., “B” (a)	1,838,200	2,742,585
Urbi Desarrollos Urbanos S.A. de C.V. (a)	1,894,070	7,248,361

		$102,695,721

Consumer Goods & Services – 2.1%
Kao Corp.	1,596,000	$41,619,648
Kimberly-Clark de Mexico S.A. de C.V., “A”	5,384,780	25,302,088

1

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Goods & Services – continued
Reckitt Benckiser Group PLC	757,350	$44,609,116

		$111,530,852

Containers – 0.7%
Brambles Ltd.	4,622,780	$36,254,047

Electrical Equipment – 2.0%
LS Industrial Systems Co. Ltd.	399,040	$21,306,927
OMRON Corp.	1,507,400	32,590,887
Schneider Electric S.A. (l)	377,120	47,365,933

		$101,263,747

Electronics – 5.3%
Hoya Corp.	491,500	$13,656,014
Konica Minolta Holdings, Inc.	2,131,000	39,748,490
Nippon Electric Glass Co. Ltd.	914,000	17,767,768
Ricoh Co. Ltd.	3,499,000	64,402,437
Royal Philips Electronics N.V.	927,160	35,595,707
Samsung Electronics Co. Ltd.	53,271	38,322,228
Taiwan Semiconductor Manufacturing Co. Ltd.	7,288,000	15,725,702
Tokyo Electron Ltd.	434,500	29,706,937
Venture Corp. Ltd.	3,075,000	22,629,723

		$277,555,006

Energy - Independent – 1.0%
INPEX Holdings, Inc.	2,904	$36,625,290
Talisman Energy, Inc.	729,400	16,731,073

		$53,356,363

Energy - Integrated – 8.3%
Eni S.p.A. (l)	2,067,920	$84,217,270
OAO Gazprom, ADR	761,670	46,004,868
Petroleo Brasileiro S.A., ADR	622,310	43,872,855
Statoil A.S.A. (l)	2,741,370	106,409,837
TOTAL S.A. (l)	1,715,910	149,719,279

		$430,224,109

Engineering - Construction – 0.7%
JGC Corp.	1,587,000	$34,989,095

Food & Beverages – 2.5%
Nestle S.A.	248,750	$122,281,305
Nong Shim Co. Ltd.	45,633	7,996,463

		$130,277,768

Insurance – 2.4%
AXA (l)	2,449,920	$86,549,950
Old Mutual PLC	15,664,820	36,299,220

		$122,849,170

Internet – 0.2%
Universo Online S.A., IPS	2,206,400	$12,600,258

Machinery & Tools – 2.7%
Assa Abloy AB, “B” (l)	2,298,590	$39,849,200
Glory Ltd.	1,656,100	38,868,214
Komatsu Ltd.	1,915,200	60,658,745

		$139,376,159

Major Banks – 13.8%
Bank of Communications Co. Ltd.	39,047,000	$51,136,997
Barclays PLC	9,752,880	72,435,286
BNP Paribas (l)	974,913	100,609,528

2

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
BOC Hong Kong Holdings Ltd.	19,202,500	$49,065,879
DBS Group Holdings Ltd.	4,519,000	64,720,723
Erste Bank der oesterreichischen Sparkassen AG	816,898	62,356,492
Standard Bank Group Ltd.	2,118,464	23,147,741
Standard Chartered PLC	1,456,181	54,104,604
Sumitomo Mitsui Financial Group, Inc.	8,672	74,586,354
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	397,520	62,358,962
UniCredito Italiano S.p.A. (l)	14,758,699	103,153,098

		$717,675,664

Metals & Mining – 5.2%
Anglo American PLC	404,060	$27,360,938
BHP Billiton PLC	3,798,070	143,976,273
Companhia Vale do Rio Doce	1,355,600	54,531,996
Rio Tinto Group	351,730	42,180,293

		$268,049,500

Natural Gas - Distribution – 0.6%
Gaz de France (l)	451,051	$30,725,459

Network & Telecom – 0.0%
Nortel Networks Corp. (a)	495	$4,079

Oil Services – 0.5%
Saipem S.p.A. (l)	567,030	$26,038,752

Other Banks & Diversified Financials – 6.1%
Aeon Credit Service Co. Ltd.	2,299,900	$33,041,093
Anglo Irish Bank Corp. PLC	3,732,823	47,615,575
Bank of Cyprus Public Co. Ltd.	4,102,546	57,181,988
CSU Cardsystem S.A. (a)	1,522,710	4,581,688
Fortis S.A./N.V.	3,175,520	77,753,037
Fortis S.A./N.V. (a)	1,067,260	16,602
Macquarie Group Ltd. (l)	448,601	23,382,780
Unione di Banche Italiane ScpA (l)	2,911,010	74,989,734

		$318,562,497

Pharmaceuticals – 6.3%
Astellas Pharma, Inc.	785,900	$33,238,007
Bayer AG (l)	670,820	59,481,052
Merck KGaA (l)	512,720	72,069,957
Novartis AG	949,900	49,884,442
Roche Holding AG	642,150	110,684,720

		$325,358,178

Precious Metals & Minerals – 0.5%
Paladin Resources Ltd. (a)(l)	4,512,660	$25,204,894

Railroad & Shipping – 1.0%
East Japan Railway Co.	6,537	$50,458,660

Real Estate – 1.1%
CapitaLand Ltd.	11,593,000	$55,770,372

Specialty Chemicals – 3.7%
Akzo Nobel N.V.	1,275,640	$107,970,382
Linde AG (l)	574,980	86,393,822

		$194,364,204

Specialty Stores – 1.5%
Industria de Diseno Textil S.A. (Inditex) (l)	867,410	$42,666,211
Kingfisher PLC	8,628,710	23,446,931

3

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
NEXT PLC	589,330	$13,504,482

		$79,617,624

Telecommunications - Wireless – 4.0%
America Movil S.A.B. de C.V., “L”, ADR	787,350	$47,059,910
KDDI Corp.	4,133	28,649,405
MTN Group Ltd.	505,090	10,107,445
Rogers Communications, Inc., “B”	373,770	16,418,303
Vodafone Group PLC	32,815,990	105,452,346

		$207,687,409

Telephone Services – 1.7%
Telefonica S.A.	3,076,840	$88,307,800

Trucking – 1.4%
TNT N.V.	588,780	$23,621,212
Yamato Holdings Co. Ltd.	3,701,000	51,555,346

		$75,176,558

Utilities - Electric Power – 4.3%
Drax Group	931,820	$12,494,150
E.ON AG	731,950	155,717,811
NTPC Ltd.	4,276,351	17,284,697
SUEZ S.A.	479,128	35,701,367

		$221,198,025

Total Common Stocks		$5,134,725,585

Short-Term Obligations – 0.1%
General Electric Capital Corp., 2.35%, due 6/02/08 (y)	$5,562,000	$5,561,637

Collateral for Securities Loaned – 12.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	659,484,671	$659,484,671

Total Investments		$5,799,771,893

Other Assets, Less Liabilities – (11.7)%		(609,034,949)

Net Assets – 100.0%		$5,190,736,944

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Research International Fund

Supplemental Information (Unaudited) 5/31/08 - continued

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$5,210,472,032

Gross unrealized appreciation	$776,267,709
Gross unrealized depreciation	(186,967,848)

Net unrealized appreciation (depreciation)	$589,299,861

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At May 31, 2008, the value of securities loaned was $643,484,253. These loans were collateralized by cash of $659,484,671 and U.S. Treasury obligations of $16,843,799.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of May 31, 2008, are as follows:

Japan	16.4%
United Kingdom	13.7%
Germany	11.3%
France	10.6%
Switzerland	7.3%
Italy	5.6%
Netherlands	4.3%
Brazil	3.6%
Mexico	2.9%
Other Countries	24.3%

5

MFS® Technology Fund

5/31/08
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 97.4%
Broadcasting – 2.5%
XM Satellite Radio Holdings, Inc., “A” (a)	332,473	$3,534,188

Business Services – 4.2%
Satyam Computer Services Ltd., ADR (l)	107,250	$3,120,975
Visa, Inc., “A” (a)	32,800	2,832,608

		$5,953,583

Computer Software – 17.4%
MicroStrategy, Inc., “A” (a)(l)(s)	77,700	$6,185,697
MSC Software Corp. (a)(l)	368,798	4,562,031
Oracle Corp. (a)(s)	261,650	5,976,086
Salesforce.com, Inc. (a)	68,393	4,945,498
TIBCO Software, Inc. (a)(l)	130,030	1,003,832
VeriSign, Inc. (a)	51,226	2,051,089

		$24,724,233

Computer Software - Systems – 8.5%
Apple Computer, Inc. (a)	22,320	$4,212,900
EMC Corp. (a)	114,013	1,988,387
International Business Machines Corp. (s)	44,960	5,819,173

		$12,020,460

Electronics – 28.4%
Applied Materials, Inc.	142,000	$2,813,020
ASML Holding N.V.	47,200	1,414,112
Delta Electronics	424,000	1,210,552
First Solar, Inc. (a)	5,200	1,391,208
Flextronics International Ltd. (a)(s)	518,662	5,554,870
Intel Corp.	327,996	7,602,947
Intersil Corp., “A” (l)	36,420	1,015,025
Marvell Technology Group Ltd. (a)	141,976	2,464,703
National Semiconductor Corp. (l)	142,880	3,007,624
Nintendo Co. Ltd.	11,435	6,289,223
Samsung Electronics Co. Ltd., GDR (n)	6,469	2,296,495
SanDisk Corp. (a)(l)	188,246	5,329,244

		$40,389,023

Furniture & Appliances – 1.4%
TiVo, Inc. (a)	232,300	$1,953,643

Internet – 9.5%
Google, Inc., “A” (a)(s)	11,955	$7,003,239
NHN Corp. (a)	12,074	2,497,907
Tencent Holdings Ltd.	477,000	4,015,877

		$13,517,023

Leisure & Toys – 3.9%
Activision, Inc. (a)	105,750	$3,569,063
Take-Two Interactive Software, Inc. (a)	74,940	2,028,626

		$5,597,689

Network & Telecom – 13.5%
High Tech Computer Corp.	95,000	$2,527,959
Nokia Corp., ADR	244,450	6,942,380
Nokia Oyj	35,600	1,026,179
Research in Motion Ltd. (a)(s)	38,781	5,385,517
Sonus Networks, Inc. (a)(l)	787,480	3,378,289

		$19,260,324

Personal Computers & Peripherals – 2.6%
Network Appliance, Inc. (a)(l)	94,043	$2,292,768

1

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Personal Computers & Peripherals – continued
Synaptics, Inc. (a)(l)	33,080	$1,414,832

		$3,707,600

Specialty Stores – 1.7%
Ctrip.com International Ltd., ADR	42,200	$2,463,636

Telephone Services – 3.8%
Cogent Communications Group, Inc. (a)(l)	168,520	$2,772,154
Global Crossing Ltd. (a)(l)	143,860	2,606,744

		$5,378,898

Total Common Stocks		$138,500,300

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Call Options Purchased – 0.7%
Yahoo!, Inc. - October 2008 @ $27.50 (a)	1,987	$458,997
MicroStrategy, Inc. - October 2008 @ $80 (a)	376	312,080
First Solar, Inc. - September 2008 @ $330 (a)	35	77,350
First Solar, Inc. - June 2008 @ $300 (a)	351	115,830

Total Call Options Purchased		$964,257

Issuer	Shares/Par	Value ($)
Short-Term Obligations – 2.1%
General Electric Capital Corp., 2.35%, due 6/02/08	$2,972,000	$2,971,806

Collateral for Securities Loaned – 15.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	22,386,512	$22,386,512

Total Investments (k)		$164,822,875

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Call Options Written – 0.0%
XM Satellite Radio Holdings, Inc. - July 2008 @ $14 (a)	(3,000)	$(45,000)

Issuer	Shares/Par	Value ($)
Securities Sold Short – (2.3)%
Computer Software – (1.0)%
Adobe Systems, Inc. (a)	(33,100)	$(1,458,386)

Electronics – (1.3)%
Broadcom Corp., “A” (a)	(64,700)	$(1,856,243)

Total Securities Sold Short		$(3,314,629)

Other Assets, Less Liabilities – (13.6)%		(19,274,617)

Net Assets – 100.0%		$142,188,629

(a)	Non-income producing security.

(k)	As of May 31, 2008, the fund had four securities that were fair valued, aggregating $964,257 and 0.59% of market value, in accordance with the policies adopted by the Board of Trustees.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,296,495, representing 1.6% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At the period end, the value of securities pledged amounted to $4,036,262.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Technology Fund

Supplemental Information (Unaudited) 5/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$167,011,161

Gross unrealized appreciation	$8,617,071
Gross unrealized depreciation	(10,805,357)

Net unrealized appreciation (depreciation)	$(2,188,286)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS® Value Fund

5/31/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace – 8.0%
Lockheed Martin Corp. (l)	4,265,860	$466,855,718
Northrop Grumman Corp.	2,436,510	183,859,045
Raytheon Co. (l)	453,350	28,950,931
United Technologies Corp.	2,518,630	178,923,475

		$858,589,169

Alcoholic Beverages – 1.1%
Diageo PLC	6,270,459	$122,326,793

Apparel Manufacturers – 1.6%
NIKE, Inc., “B”	2,458,870	$168,112,942

Automotive – 0.7%
Johnson Controls, Inc.	2,078,160	$70,782,130

Broadcasting – 2.8%
Omnicom Group, Inc.	2,470,300	$121,069,403
Walt Disney Co.	3,755,060	126,170,016
WPP Group PLC	4,106,730	49,736,892

		$296,976,311

Brokerage & Asset Managers – 4.0%
Deutsche Boerse AG	101,110	$14,506,549
Franklin Resources, Inc.	1,031,530	104,411,467
Goldman Sachs Group, Inc.	1,016,250	179,276,663
Invesco Ltd.	770,180	21,434,110
Lehman Brothers Holdings, Inc.	633,070	23,303,307
Merrill Lynch & Co., Inc.	2,102,380	92,336,530

		$435,268,626

Business Services – 2.0%
Accenture Ltd., “A”	4,655,710	$190,046,082
Automatic Data Processing, Inc.	503,140	21,660,177

		$211,706,259

Chemicals – 2.1%
3M Co.	589,480	$45,720,069
PPG Industries, Inc. (l)	2,895,700	182,515,971

		$228,236,040

Computer Software – 2.2%
Oracle Corp. (a)	10,355,890	$236,528,528

Computer Software - Systems – 2.3%
Hewlett-Packard Co.	1,689,990	$79,530,929
International Business Machines Corp.	1,283,880	166,172,588

		$245,703,517

Construction – 2.1%
Masco Corp. (l)	5,961,930	$110,534,182
Sherwin-Williams Co. (l)	1,167,550	65,557,933
Toll Brothers, Inc. (a)(l)	2,165,990	45,637,409

		$221,729,524

Consumer Goods & Services – 1.2%
Procter & Gamble Co.	1,978,200	$130,660,110

Containers – 0.0%
Smurfit-Stone Container Corp. (a)(l)	557,419	$3,751,430

Electrical Equipment – 1.1%
Rockwell Automation, Inc. (l)	376,960	$22,071,008
W.W. Grainger, Inc. (l)	1,092,450	99,696,987

		$121,767,995

1

MFS Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 1.8%
Intel Corp.	8,366,350	$193,931,993

Energy - Independent – 4.1%
Apache Corp.	1,135,370	$152,207,702
Devon Energy Corp.	1,586,700	183,961,998
EOG Resources, Inc. (l)	826,910	106,365,433

		$442,535,133

Energy - Integrated – 11.8%
Chevron Corp.	1,893,064	$187,697,296
ConocoPhillips	1,554,740	144,746,294
Exxon Mobil Corp.	3,494,310	310,154,956
Hess Corp. (l)	1,861,700	228,635,377
Marathon Oil Corp.	1,299,760	66,794,666
TOTAL S.A., ADR	3,788,487	330,583,376

		$1,268,611,965

Food & Beverages – 4.4%
General Mills, Inc.	1,764,480	$111,515,136
Kellogg Co. (l)	2,763,969	143,201,234
Nestle S.A.	278,818	137,062,227
PepsiCo, Inc.	1,197,616	81,797,173

		$473,575,770

Food & Drug Stores – 1.2%
CVS Caremark Corp.	3,011,277	$128,852,543

Gaming & Lodging – 1.0%
Royal Caribbean Cruises Ltd. (l)	3,603,930	$107,108,800

General Merchandise – 0.8%
Macy’s, Inc. (l)	3,849,570	$91,119,322

Health Maintenance Organizations – 1.3%
UnitedHealth Group, Inc.	1,639,990	$56,104,058
WellPoint, Inc. (a)(l)	1,449,890	80,932,860

		$137,036,918

Insurance – 8.7%
Allstate Corp. (l)	6,528,861	$332,580,179
Aon Corp. (l)	738,510	34,850,287
Chubb Corp.	1,223,780	65,790,413
Genworth Financial, Inc., “A”	3,867,800	85,478,380
Hartford Financial Services Group, Inc. (l)	1,229,005	87,345,385
MetLife, Inc.	4,395,570	263,866,067
Prudential Financial, Inc. (l)	876,180	65,450,646

		$935,361,357

Machinery & Tools – 1.4%
Eaton Corp.	594,990	$57,523,633
Ingersoll-Rand Co. Ltd., “A”	1,553,020	68,395,001
Timken Co.	785,910	28,787,883

		$154,706,517

Major Banks – 7.5%
Bank of America Corp.	5,636,835	$191,708,758
Bank of New York Mellon Corp.	4,764,398	212,158,643
JPMorgan Chase & Co.	936,780	40,281,540
PNC Financial Services Group, Inc.	1,603,650	103,034,512
State Street Corp. (l)	2,052,730	147,837,615
SunTrust Banks, Inc. (l)	2,039,910	106,503,701

		$801,524,769

2

MFS Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.2%
Cisco Systems, Inc. (a)	657,760	$17,575,347

Other Banks & Diversified Financials – 1.0%
American Express Co.	1,105,660	$51,247,341
UBS AG	2,373,258	57,137,572

		$108,384,913

Pharmaceuticals – 6.6%
Abbott Laboratories	829,870	$46,763,175
GlaxoSmithKline PLC	2,230,220	49,184,012
Johnson & Johnson	2,961,660	197,661,188
Merck & Co., Inc.	4,234,960	164,994,042
Pfizer, Inc.	3,489,350	67,553,816
Wyeth	4,091,150	181,933,441

		$708,089,674

Railroad & Shipping – 1.0%
Burlington Northern Santa Fe Corp. (l)	972,110	$109,897,036

Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	586,658	$59,792,183
Praxair, Inc.	346,140	32,904,068

		$92,696,251

Specialty Stores – 0.7%
Advance Auto Parts, Inc.	606,300	$24,433,890
Staples, Inc.	2,229,290	52,276,851

		$76,710,741

Telecommunications - Wireless – 0.9%
Vodafone Group PLC	31,496,643	$101,212,698

Telephone Services – 3.4%
AT&T, Inc.	5,961,010	$237,844,299
Embarq Corp. (l)	1,551,579	73,420,718
Verizon Communications, Inc.	1,465,750	56,387,402

		$367,652,419

Tobacco – 3.6%
Altria Group, Inc.	3,426,590	$76,275,893
Loews Corp. (l)	314,700	22,831,485
Philip Morris International, Inc. (a)	5,553,640	292,454,682

		$391,562,060

Utilities - Electric Power – 4.9%
Dominion Resources, Inc.	2,956,810	$136,900,303
Entergy Corp.	742,790	89,706,748
FPL Group, Inc.	1,336,850	90,264,112
PG&E Corp.	1,473,250	58,325,967
PPL Corp.	1,326,420	68,058,610
Public Service Enterprise Group, Inc.	1,886,790	83,509,325

		$526,765,065

Total Common Stocks		$10,587,050,665

Short-Term Obligations – 0.8% (y)
Cargill, Inc., 2.25%, due 6/02/08 (t)	61,718,000	$61,714,143
General Electric Capital Corp., 2.35%, due 6/02/08	20,223,000	20,221,680

Total Short-Term Obligations		$81,935,823

Repurchase Agreements – 0.3%
Merrill Lynch, 2.35%, dated 5/30/08, due 6/02/08, total to be received $37,893,419 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$37,886,000	$37,886,000

3

MFS Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 3.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	358,876,934	$358,876,934

Total Investments		$11,065,749,422

Other Assets, Less Liabilities – (2.8)%		(302,667,884)

Net Assets – 100.0%		$10,763,081,538

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Value Fund

Supplemental Information (Unaudited) 5/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$8,962,556,170

Gross unrealized appreciation	$2,476,519,020
Gross unrealized depreciation	(373,325,768)

Net unrealized appreciation (depreciation)	$2,103,193,252

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At May 31, 2008, the value of securities loaned was $355,351,589. These loans were collateralized by cash of $358,876,934 and U.S. Treasury obligations of $4,576,386.

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
President (Principal Executive Officer)

Date: July 17, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2008

*	Print name and title of each signing officer under his or her signature.